Credit Risk - Summary of Residential Mortgages by Borrower Profile (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 157,957	£ 154,682
Percentage of residential mortgage loans	100.00%	100.00%
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 27,274	£ 24,174
Percentage of residential mortgage loans	100.00%	100.00%
First-Time Buyers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 29,235	£ 28,704
Percentage of residential mortgage loans	19.00%	19.00%
First-Time Buyers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,848	£ 4,034
Percentage of residential mortgage loans	18.00%	17.00%
Home Movers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 69,198	£ 68,752
Percentage of residential mortgage loans	44.00%	44.00%
Home Movers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,854	£ 10,704
Percentage of residential mortgage loans	39.00%	44.00%
Remortgagers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 51,272	£ 50,424
Percentage of residential mortgage loans	32.00%	33.00%
Remortgagers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 9,237	£ 8,065
Percentage of residential mortgage loans	34.00%	33.00%
Buy-To-Let [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 8,252	£ 6,802
Percentage of residential mortgage loans	5.00%	4.00%
Buy-To-Let [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,335	£ 1,371
Percentage of residential mortgage loans	9.00%	6.00%